GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 20,876	$ 6,026	$ 5,466
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 18,758	$ 3,034	$ 2,491